UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

U.S. Global Leaders Growth Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 99.94%		$427,861,192

(Cost $280,820,409)

Consumer Discretionary 14.84%		63,544,627

Hotels, Restaurants & Leisure 2.90%
Starbucks Corp.	393,250	12,399,173

Internet & Catalog Retail 3.80%
Amazon.com, Inc. (I)	95,930	16,273,565

Specialty Retail 8.14%
Lowe's Companies, Inc.	708,400	17,568,320
Staples, Inc. (L)	775,597	17,303,569

Consumer Staples 6.49%		27,768,894

Beverages 6.49%
PepsiCo, Inc.	173,400	11,151,354
The Coca-Cola Company	264,400	16,617,540

Energy 7.99%		34,212,469

Energy Equipment & Services 7.99%
National Oilwell Varco, Inc.	265,950	19,653,705
Schlumberger, Ltd.	163,600	14,558,764

Financials 4.06%		17,382,643

Capital Markets 4.06%
State Street Corp.	372,060	17,382,643

Health Care 17.33%		74,216,097

Health Care Equipment & Supplies 5.53%
Intuitive Surgical, Inc. (I)(L)	31,040	10,023,126
Stryker Corp. (L)	237,510	13,671,076

Health Care Technology 4.22%
Cerner Corp. (I)(L)	182,870	18,076,700

Pharmaceuticals 7.58%
Mylan, Inc. (I)	366,720	8,493,235
Novo Nordisk A/S	78,040	8,828,665
Teva Pharmaceutical Industries, Ltd., SADR (L)	276,730	15,123,295

Industrials 7.77%		33,247,238

Air Freight & Logistics 3.76%
FedEx Corp.	178,150	16,090,508

Trading Companies & Distributors 4.01%
Fastenal Company (L)	295,500	17,156,730

Information Technology 36.40%		155,824,776

Communications Equipment 5.92%
Juniper Networks, Inc. (I)	366,980	13,622,298
QUALCOMM, Inc.	216,600	11,724,558

Computers & Peripherals 4.06%
Apple, Inc. (I)	51,190	17,369,791

Internet Software & Services 9.29%
eBay, Inc. (I)	465,820	14,142,295
Google, Inc., Class A (I)	28,130	16,888,127

U.S. Global Leaders Growth Fund
As of 01-31-11 (Unaudited)

			Shares	Value

Information Technology (continued)

VistaPrint NV (I)			172,320	$8,726,285

IT Services 7.97%
Automatic Data Processing, Inc.			357,990	17,147,721
Visa, Inc., Class A (L)			243,190	16,986,822

Software 9.16%
Microsoft Corp.			487,720	13,522,037
Oracle Corp.			572,920	18,350,625
Red Hat, Inc. (I)			177,740	7,344,217

Materials 5.06%				21,664,448

Chemicals 5.06%
Ecolab, Inc.			242,670	12,058,272
Monsanto Company			130,910	9,606,176

		Yield	Shares	Value

Securities Lending Collateral 16.02%				$68,608,567

(Cost $68,605,549)

John Hancock Collateral Investment Trust (W)	0.2756%(Y)		6,855,920	68,608,567

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 0.56%				$2,400,000

(Cost $2,400,000)

Federal Home Loan Bank Discount Notes	0.100%	2-1-11	$2,400,000	2,400,000

Total investments (Cost $351,825,958)† 116.52%				$498,869,759

Other assets and liabilities, net (16.52%)				($70,741,606)

Total net assets 100.00%				$428,128,153

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $362,736,609. Net unrealized appreciation aggregated $136,133,150, of which $147,440,381 related to appreciated investment securities and $11,307,231 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Federal Home Loan Bank Discount Notes, which are categorized as Level 2.

Changes in valuation techniques may result in transfers in or of out an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q1 1/11
3/11

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Classic Value Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 98.26%		$2,129,678,130

(Cost $1,880,360,391)

Consumer Discretionary 8.71%		188,731,693

Diversified Consumer Services 1.00%
Apollo Group, Inc., Class A (I)	524,025	21,626,512

Household Durables 1.97%
Fortune Brands, Inc. (L)	693,175	42,755,034

Media 2.32%
Omnicom Group, Inc. (L)	1,120,375	50,282,430

Multiline Retail 3.42%
J.C. Penney Company, Inc. (L)	2,309,564	74,067,717

Energy 9.60%		207,993,782

Oil, Gas & Consumable Fuels 9.60%
BP PLC, SADR	1,430,675	67,914,142
Exxon Mobil Corp.	1,310,473	105,728,962
Valero Energy Corp.	1,354,522	34,350,678

Financials 36.53%		791,730,757

Capital Markets 9.58%
Morgan Stanley	1,694,950	49,831,530
State Street Corp.	943,260	44,069,107
The Goldman Sachs Group, Inc.	271,175	44,369,654
UBS AG (I)(L)	3,858,179	69,292,895

Commercial Banks 2.13%
PNC Financial Services Group, Inc.	769,353	46,161,180

Diversified Financial Services 7.05%
Bank of America Corp.	3,415,900	46,900,307
Citigroup, Inc. (I)	11,341,352	54,665,317
JPMorgan Chase & Company	1,141,350	51,292,269

Insurance 17.77%
ACE, Ltd. (L)	866,046	53,339,773
Axis Capital Holdings, Ltd.	1,731,421	61,603,959
Fidelity National Financial, Inc., Class A (L)	3,050,928	41,034,982
Hartford Financial Services Group, Inc. (L)	768,300	21,343,374
The Allstate Corp. (L)	2,347,150	73,090,251
Torchmark Corp. (L)	1,062,925	66,220,228
Willis Group Holdings PLC	1,823,202	68,515,931

Health Care 10.10%		218,994,946

Health Care Equipment & Supplies 3.92%
Becton, Dickinson & Company (L)	418,873	34,745,515
Zimmer Holdings, Inc. (I)(L)	850,557	50,318,952

Health Care Providers & Services 3.45%
Aetna, Inc.	1,356,877	44,695,528
Laboratory Corp. of America Holdings (I)(L)	335,100	30,128,841

Pharmaceuticals 2.73%
Forest Laboratories, Inc. (I)(L)	721,080	23,262,041
Johnson & Johnson	599,700	35,844,069

Classic Value Fund
As of 01-31-11 (Unaudited)

		Shares	Value

Industrials 11.61%			$251,615,318

Aerospace & Defense 8.55%
L-3 Communications Holdings, Inc. (L)		1,130,123	88,432,125
Northrop Grumman Corp. (L)		1,397,882	96,873,223

Building Products 3.06%
Masco Corp. (L)		4,978,226	66,309,970

Information Technology 14.86%			322,121,056

Communications Equipment 0.89%
Alcatel-Lucent, SADR (I)(L)		5,835,871	19,316,733

Computers & Peripherals 6.99%
Dell, Inc. (I)		3,720,435	48,960,925
Hewlett-Packard Company (L)		2,245,875	102,614,029

Electronic Equipment, Instruments & Components 2.53%
Tyco Electronics, Ltd.		1,511,722	54,769,688

Software 4.45%
CA, Inc.		2,152,280	51,224,264
Microsoft Corp.		1,631,575	45,235,417

Materials 4.70%			101,984,156

Chemicals 4.70%
PPG Industries, Inc. (L)		662,606	55,844,434
The Sherwin-Williams Company		544,550	46,139,722

Utilities 2.15%			46,506,422

Electric Utilities 2.15%
Edison International		1,281,875	46,506,422

	Yield	Shares	Value

Securities Lending Collateral 7.37%			$159,796,453

(Cost $159,783,716)

John Hancock Collateral Investment Trust (W)	0.2756%(Y)	15,968,148	159,796,453

		Shares	Value

Short-Term Investments 2.45%			$53,176,000

(Cost $53,176,000)

		Par value	Value

Repurchase Agreement 2.45%			53,176,000

Repurchase Agreement with State Street Corp. dated 1-31-11 at 0.010% to be repurchased at $53,176,015 on 2-1-11, collateralized by $54,240,000 Federal Home
Loan Mortgage Corp., 2.500% due 1-14-16 (valued at $54,240,000, including
interest)		53,176,000	53,176,000

Total investments (Cost $2,093,320,107)† 108.08%			$2,342,650,583

Other assets and liabilities, net (8.08%)			($175,140,712)

Total net assets 100.00%		$2,167,509,871

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

Classic Value Fund
As of 01-31-11 (Unaudited)

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-11.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $2,232,998,526. Net unrealized appreciation aggregated $109,652,057, of which $376,092,010 related to appreciated investment securities and $266,439,953 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 1-31-11.

United States	84%
United Kingdom	6%
Switzerland	6%
Bermuda	3%
France	1%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Repurchase Agreements, which are characterized as Level 2.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011